Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
24.	Subsequent Events

Debt Settlement

On January 31, 2020, the Company settled $2,816,963 (the "Debt") of the aggregate debt owed by the Company to Sciences in exchange for the issuance of 9,713,666 Common Shares of the Company (each, a “Debt Share”) at a deemed value of $0.29 per Debt Share (the “Debt Settlement”). The Debt consists of: (i) $794,182 owed to Sciences pursuant to a previously disclosed loan agreement between the parties; and (ii) $2,022,781 owed to Sciences pursuant to trades payable. The Debt Settlement was approved by the independent members of the board of directors of the Company, who determined that the fair market value of the securities being issued under the Debt Settlement and the consideration therefor were reasonable.

The Company also terminated both the amended hemp supply agreement and the sub-lease agreement that it had entered into with Sciences in late 2019.

On February 6, 2020, the Company settled interest accrued to December 31, 2019 on its previously issued convertible debentures in the amount of $383,562 by issuing an additional 1,322,627 Common Shares at a deemed value of $0.29 per Common Share.

Equity Financing

On February 6, 2020, the Company closed the first tranche of its $3.0 million prospectus offering, issuing 7,596,551 units at a price of $0.29 per unit for total gross proceeds of $2,203,000. Each Unit consists of one Common Share of the Company (each, a "CommonShare") and one Common Share purchase warrant (each, a "Warrant"). Each Warrant will entitle the holder thereof to acquire one Common Share of the Company (each, a "Warrant Share") at a price of $0.385 per Warrant Share for a period of five years following the closing of the Offering.

On February 14, 2020, the Company closed the final tranche of its $3,000,000 prospectus offering issued an aggregate of 2,748,276 Units at a price of $0.29 per Unit for total gross proceeds of $797,000. Each Unit consists of one Common Share of the Company and Warrant. Each Warrant will entitle the holder thereof to acquire one common share of the Company (each, a "Warrant Share") at a price of $0.385 per Warrant Share for a period of five years following the closing of the Offering.

Options

Subsequent to the year ended December 31, 2019, the Company granted an additional 4,580,000 stock options with exercise prices ranging from $0.29 to $0.32, and 375,000 restricted share units. These options vest over three years with an expiry date five years from the grant date, and these restricted share units vest one year from the grant date and convert into common shares of the Company at a fair market value of $0.29 per common shares. The Company also granted 1,500,000 options to directors that vested immediately at an exercise price of $0.165 and an expiry date of five years from the grant date. The stock options and restricted share units have been granted pursuant to the Company's Omnibus Incentive Plan

Settlement Agreement with Joint Venture

On March 6, 2020, the Company reached a Settlement Agreement with its Joint Venture partner.

Pursuant to the Settlement Agreement, the Supply Agreements (collectively, the "Supply Agreements") entered into between the Company and Pure Sunfarms dated December 21, 2018, which was for the 40% supply provision by Pure Sunfarms to the Company in 2019, at a guaranteed price for 2019, and March 29, 2019, which was for the 25% supply provision by Pure Sunfarms, at a guaranteed price adjusted on a semi-annual basis to the Company from 2020 to the end of 2022, respectively, were both terminated effective as of December 31, 2019, and the Company was released from all previous, current, and future obligations, liabilities and payments thereunder. The termination of the Supply Agreements removes the uncertainty regarding the potential obligation of the Company to make any payments to Pure Sunfarms under the terms of those Agreements and provides the Company with full flexibility regarding future access to, and supply of, wholesale cannabis.

In exchange, the Company will forfeit all amounts due from Pure Sunfarms pursuant to a shareholder’s loan of $13 millionplus accrued interest of$1.1million that the Company previously advanced to Pure Sunfarms. This was effective as of December 31, 2019 as described above in Note 9.

The Company will also issue a promissory note to Pure Sunfarms in the amount of $952,237. which will bear interest at a rate of 6.2% per annum and will mature on the earlier of (a) December 31, 2020; (b) the Company ceasing to be a shareholder of Pure Sunfarms; or (c) the acquisition by any party of a majority of the outstanding shares of the Company. The principal amount is the amount owed by the Company to Pure Sunfarms as remittance for bulk sales under the 2018 Supply Agreement.

Effective November 18, 2019, the Company cancelled 5,940,000 of its common shares of Pure Sunfarms (previously held in escrow), fully resolving all issues in the arbitration process related to the Company’s decision to offset a $5.94 million payment against its shareholder loan in November 2019 regarding Delta 2. This reduced the Company’s share ownership to 46.47% as at the year ended December 31, 2019 as noted above in Note 9.

The Company has also agreed to transfer 2.5% of its Pure Sunfarms equity to Village Farms. The Parties have agreed that $8,000,000 provided by Village Farms to Pure Sunfarms in 2020 will be converted into additional common shares of Pure Sunfarms. Upon completion of that conversion and the other transactions referred to above, the Company held a 42.6% equity interest in Pure Sunfarms and continued to retain three of six seats on the Pure Sunfarms board of directors.

Joint Venture Expands Credit Facility

On April 3, 2020, the Company announced that its Joint Venture had expanded its credit facility with its existing lender to $59 million, including accordion provisions of $22.5 million. The expanded credit facility (the “Credit Facility”) consists of a $7.5 million revolving operating loan (the “Revolver”) and a $10 million term loan (the “New Term Loan”), in addition to its existing $19 million term loan (the “Existing Term Loan”). The New Term Loan is specifically designated for the 1.1 million square foot Delta 2 greenhouse while the Existing Term Loan is specifically designated for the 1.1 million square foot Delta 3 greenhouse. The $7.5 million Revolver and the $10 million New Term Loan include an accordion provision that allows the Joint Venture to request additional lender commitments of up to an additional $7.5 million and $15 million, respectively, subject to an additional lender entering the syndicate on or before May 30, 2020. Each of the components of the Credit Facility, including the existing term loan, mature on February 7, 2022. As part of this transaction, Village Farms has completed an additional investment in the Joint Venture of $8.0 million, which reduced the Company’s equity position in the Joint Venture by 1.3% to 41.3%.

Amended Warrant Terms

On April 9, 2020, the Company amended the terms of certain common share purchase warrants that were originally issued on September 9, 2019 (the“September Warrants”). Anaggregate of 12,500,000 September Warrants were initially issued at an exercise price of $2.00 per Common Share of the Company in connection with a $25,000,000 convertible debenture financing. The Company amended the exercise price of the September Warrants such that: 6,250,000 September Warrants will have an exercise price of $0.17 per Common Share (the "$0.17 Warrants"). If, at any time prior to the expiry date of the $0.17 Warrants, the closing market price of the Common Shares on the TSXV is greater than $0.2125 for 10 consecutive trading days, the Company may deliver a notice to the holder of the $0.17 Warrants accelerating the expiry date of the $0.17 Warrants to the date that is 30 days following the date of such notice; and 6,250,000 Warrants will have an exercise price of $0.21 per Common Share (the "$0.21 Warrants"). If, at any time prior to the expiry date of the $0.21 Warrants, the closing market price of the Common Shares on the TSXV is greater than $0.2625 for 10 consecutive trading days, the Company may deliver a notice to the holder of the $0.21 Warrants accelerating the expiry date of the $0.21 Warrants to the date that is 30 days following the date of such notice (collectively, the “Warrant Repricing”).

All other provisions of the September Warrants will remain the same and all Warrants will still expire on September 9, 2021. Upon TSXV approval, the holders of the $0.17 Warrants immediately exercised all such warrants for proceeds of $1,062,500 to the Company.

COVID-19

Subsequent toDecember 31, 2019, the global financial markets have been negatively impacted by the novel Coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 12, 2020. This has led to significant global economic uncertainty, and the current outbreak of COVID-19 could have a material adverse effect on the Company’s operations and the operations of the Company’s suppliers and customers. At this time, the Company has not had any stoppages related to the production and sales of its cannabis, however, this could change based on future developments. The Company has taken what it believes to be appropriate safety precautions at its facilities to safeguard the health of its employees including remote work plans and additional protective measures on site, and there have been no outbreaks to date at any of the Company's facilities. The extent to which COVID-19 impacts the Company’s operations will depend on future developments, which continue to be highly uncertain and cannot be predicted with confidence. The spread of COVID-19 is expected to have a material adverse effect on global and regional economies, and continues to negatively impact stock markets, including the trading price of the Company’s shares. The adverse effects on the economy, the stock market, and our share price could adversely impact the Company’s ability to raise capital, or its ability to pursue other strategic initiatives.